OTHER LIABILITIES (Details) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Schedule of Trading Securities and Other Trading Assets [Line Items]
Payable to merchants for credit card transactions	38,198	26,181
Contingent liabilities (Note 30b)	9,642	7,651
Derivative liabilities:
Derivative Instrument	6,674	6,281
Taxes (other than income)	5,555	3,701
Taxes payable and challenged in court (Note 30b)	5,094	6,337
Collection of third-party taxes, social contributions and other	4,431	3,563
Payable for securities purchased (trade date)	4,309	1,720
Labor liabilities	3,426	2,776
Taxes on income	1,523	1,467
Interest on stockholders' equity payable	1,451	2,517
Payable related to acquisitions (Note 35)	645	548
Stock-based compensation (Note 26)	525	618
Foreign exchange portfolio, net	320	164
Accrued pension plan benefits (Note 25c)	123	196
Fair value of guarantees granted (Note 29e)	108	68
Deferred credits related to strategic partnership with CBD and LASA	72	109
Other	5,880	4,824
Total	87,975	68,721
Swap [Member]
Derivative liabilities:
Derivative Instrument	2,017	2,334
Options Held [Member]
Derivative liabilities:
Derivative Instrument	(3,044)	(2,720)
Forward Contracts [Member]
Derivative liabilities:
Derivative Instrument	1,188	547
Credit [Member]
Derivative liabilities:
Derivative Instrument	127	106
Future [Member]
Derivative liabilities:
Derivative Instrument	(55)	(25)
Other Derivatives [Member]
Derivative liabilities:
Derivative Instrument	(243)	(539)